Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories	Inventories are analysed as follows:
	31/12/20	31/12/19
Leather and other raw materials	24,580	24,088
Goods in process	8,852	8,800
Finished goods	30,477	36,797
Total	63,909	69,685

Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2020 and 2019.

	31/12/20	31/12/19
Balance at beginning of year	11,855	9,341
Additions	3,371	2,892
Reductions	(2,167)	(378)
Balance at end of year	13,059	11,855